UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA               11/10/2008
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           75

Form 13F Information Table Value Total:      101,070
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
30-Sep-08

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
Aeropostale, Inc.                COM             007865108   2373      73900   SH          Sole                73900
Aerovironment, Inc.              COM             008073108   1751      54800   SH          Sole                54800
America's Car-Mart, Inc.         COM             03062T105    446      24000   SH          Sole                24000
American Public Education, Inc   COM             02913V103   2506      51900   SH          Sole                51900
Arena Resources, Inc.            COM             040049108   2730      70275   SH          Sole                70275
Athena Health, Inc.              COM             04685W103    742      22300   SH          Sole                22300
Atlas America, Inc.              COM             049167109   1301      38137   SH          Sole                38137
Atwood Oceanics, Inc.            COM             050095108   1190      32700   SH          Sole                32700
Azz Incorporated                 COM             002474104   1576      38100   SH          Sole                38100
Berry Petroleum Company          COM             085789105    957      24700   SH          Sole                24700
Bruker Corporation               COM             116794108    637      47775   SH          Sole                47775
Buckle, Inc.                     COM             118440106   1906      34325   SH          Sole                34325
Carrizo Oil & Gas Inc.           COM             144577103   1482      40850   SH          Sole                40850
Catalyst Health Solutions, Inc   COM             14888B103   1462      55975   SH          Sole                55975
Chart Industries, Inc.           COM             16115Q308   1168      40900   SH          Sole                40900
Concho Resources, Inc.           COM             20605P101   1557      56400   SH          Sole                56400
Concur Technologies, Inc.        COM             206708109   2492      65125   SH          Sole                65125
Constant Contact, Inc.           COM             210313102   2051     120150   SH          Sole               120150
Cybersource Corp.                COM             23251J106   2292     142250   SH          Sole               142250
DXP Enterprises, Inc.            COM             233377407   1030      19325   SH          Sole                19325
Diamond Foods, Inc.              COM             252603105   1443      51475   SH          Sole                51475
Dril-Quip, Inc.                  COM             262037104    691      15925   SH          Sole                15925
Duff & Phelps Corporation        COM             26433B107    801      38100   SH          Sole                38100
Emcor Group, Inc.                COM             29084Q100    453      17200   SH          Sole                17200
Energy Conversion Devices, Inc   COM             292659109   2031      34875   SH          Sole                34875
Englobal Corporation             COM             293306106    631      47525   SH          Sole                47525
Ezcorp, Inc                      COM             302301106   2389     127075   SH          Sole               127075
Flir Systems, Inc.               COM             302445101   1272      33100   SH          Sole                33100
GMX Resources, Inc.              COM             38011M108   1202      25150   SH          Sole                25150
GT Solar International, Inc.     COM             3623E0209    346      31900   SH          Sole                31900
Global Traffic Network, Inc.     COM             37947B103   1019     109950   SH          Sole               109950
Green Mountain Coffee, Inc.      COM             393122106   2589      65800   SH          Sole                65800
Greenhunter Energy, Inc.         COM             39530A104    916      64300   SH          Sole                64300
Greif, Inc.                      COM             397624107    420       6400   SH          Sole                 6400
Gulf Island Fabrication, Inc.    COM             402307102   1113      32300   SH          Sole                32300
Hill International, Inc.         COM             431466101   1973     142475   SH          Sole               142475
II VI, Inc.                      COM             902104108   1422      36775   SH          Sole                36775
IPC the Hospitalist Company, I   COM             44984A105   1585      61675   SH          Sole                61675
Illumina, Inc.                   COM             452327109   4568     112700   SH          Sole               112700
Itron, Inc.                      COM             465741106    558       6300   SH          Sole                 6300
John Bean Technologies Corp      COM             477839104    529      41800   SH          Sole                41800
K12, Inc.                        COM             48273U102    906      34175   SH          Sole                34175
Kansas City Southern             COM             485170302   2013      45375   SH          Sole                45375
Kendle Intl. Inc.                COM             48880L107    427       9550   SH          Sole                 9550
Lumber Liquidators, Inc.         COM             55003Q103    336      26725   SH          Sole                26725
Luminex Corporation              COM             55027E102   2368      94675   SH          Sole                94675
ManTech International Corp.      COM             564563104   1854      31275   SH          Sole                31275
Mariner Energy, Inc.             COM             56845T305   1905      92950   SH          Sole                92950
Masimo Corporation               COM             574795100    848      22800   SH          Sole                22800
Merit Medical Systems            COM             589889104   1915     102000   SH          Sole               102000
Myriad Genetics, Inc.            COM             62855J104   1859      28650   SH          Sole                28650
Natus Medical, Inc.              COM             639050103   2620     115625   SH          Sole               115625
Netezza Corporation              COM             64111N101    777      71375   SH          Sole                71375
Netlogic Microsystems, Inc.      COM             64118B100   2879      95200   SH          Sole                95200
Nuvasive, Inc.                   COM             670704105    723      14650   SH          Sole                14650
Omega Protein Corporation        COM             68210P107    558      47425   SH          Sole                47425
Polypore International, Inc.     COM             73179V103    786      36525   SH          Sole                36525
Powell Industries, Inc.          COM             739128106   1291      31625   SH          Sole                31625
Quality Systems, Inc.            COM             747582104   1184      28025   SH          Sole                28025
Robbins & Myers, Inc.            COM             770196103   1311      42400   SH          Sole                42400
Skilled Healthcare Group, Inc.   COM             83066R107    502      31600   SH          Sole                31600
Stifel Financial Corporation     COM             860630102    795      15925   SH          Sole                15925
Superior Energy Services, Inc.   COM             868157108    856      27500   SH          Sole                27500
Sybase, Inc.                     COM             871130100   2032      66350   SH          Sole                66350
TNS, Inc.                        COM             872960109    255      13150   SH          Sole                13150
Techne Corp.                     COM             878377100   2320      32175   SH          Sole                32175
Tyler Technologies, Inc.         COM             902252105    726      47850   SH          Sole                47850
Unit Corp.                       COM             909218109    935      18775   SH          Sole                18775
Vistaprint Limited               COM             G93762204    417      12700   SH          Sole                12700
Woodward Governor Company        COM             980745103    782      22175   SH          Sole                22175
Canadian Solar, Inc.             ADR             136635109   1554      79550   SH          Sole                79550
JA Solar Holdings Company, Ltd   ADR             466090107   1497     142075   SH          Sole               142075
NetEase.com, Inc ADR             ADR             64110W102    798      35000   SH          Sole                35000
Renesola, Ltd.                   ADR             75971T103   1008      96125   SH          Sole                96125
Sohu.com, Inc.                   ADR             83408W103    433       7775   SH          Sole                 7775